Transactions with directors - AUD ($)	12 Months Ended	24 Months Ended	36 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2021
Transactions With Directors
Short term benefits (1)	$ 730,743	$ 780,832	$ 715,301
Post-employment benefits
Total	$ 730,743	$ 780,832	$ 715,301